UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2015

MFS® CHARTER INCOME TRUST

PORTFOLIO OF INVESTMENTS

8/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 111.4%
Aerospace - 1.5%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21		$1,805,000	$1,899,763
Bombardier, Inc., 7.75%, 3/15/20 (n)		123,000	102,705
Bombardier, Inc., 6.125%, 1/15/23 (n)		1,260,000	938,700
Bombardier, Inc., 7.5%, 3/15/25 (n)		560,000	424,200
CPI International, Inc., 8.75%, 2/15/18		1,495,000	1,506,213
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21		1,805,000	1,911,044
TransDigm, Inc., 6%, 7/15/22		275,000	270,916
TransDigm, Inc., 6.5%, 7/15/24		705,000	689,138

			$7,742,679
Airlines - 0.0%
Ryanair Ltd., 1.125%, 3/10/23	EUR	175,000	$186,964

Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 6.375%, 12/15/20		$755,000	$786,144
PVH Corp., 4.5%, 12/15/22		1,375,000	1,371,563

			$2,157,707
Asset-Backed & Securitized - 4.1%
Banc of America Commercial Mortgage, Inc., FRN, 5.934%, 2/10/51		$1,045,008	$1,113,371
Bayview Financial Acquisition Trust, FRN, 5.483%, 2/28/41 (d)(q)		34,453	36,124
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.798%, 12/28/40 (z)		640,424	400,403
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49		1,605,000	1,661,008
Commercial Mortgage Pass-Through Certificates, FRN, 5.95%, 6/10/46		230,000	235,317
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/48		500,000	499,571
Countrywide Asset-Backed Certificates, FRN, 5.147%, 2/25/33		20,962	20,921
Crest Ltd., CDO, 7%, 1/28/40 (a)(p)		2,879,074	849,096
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.388%, 7/15/25 (z)		722,000	712,397
First Union-Lehman Brothers Bank of America, FRN, 0.984%, 11/18/35 (i)		3,762,920	72,015
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39		954,545	989,235
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.961%, 6/15/49		792,055	797,935
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.136%, 2/15/51		314,513	314,662
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.961%, 6/15/49		2,346,110	2,470,177
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.961%, 6/15/49		2,142,300	2,226,004
Merrill Lynch Mortgage Trust, FRN, 6.031%, 6/12/50		1,350,000	1,408,886
Morgan Stanley Capital I Trust, “AM”, FRN, 5.865%, 4/15/49		2,137,000	2,219,200
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.149%, 2/15/51		3,479,451	3,636,113
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/48		768,632	756,372

			$20,418,807
Automotive - 2.3%
Accuride Corp., 9.5%, 8/01/18		$1,735,000	$1,761,025
Delphi Automotive PLC, 1.5%, 3/10/25	EUR	200,000	206,790
Ford Motor Credit Co. LLC, 1.7%, 5/09/16		$550,000	551,543
Ford Motor Credit Co. LLC, 1.461%, 3/27/17		252,000	250,851
Ford Motor Credit Co. LLC, 3.157%, 8/04/20		915,000	915,715
General Motors Financial Co., Inc., 3.45%, 4/10/22		256,000	243,452
Goodyear Tire & Rubber Co., 6.5%, 3/01/21		1,695,000	1,794,158
Goodyear Tire & Rubber Co., 7%, 5/15/22		350,000	371,875
Grupo Antolin Dutch B.V., 5.125%, 6/30/22 (n)	EUR	100,000	112,451
Harley-Davidson Financial Services, Inc., 2.7%, 3/15/17 (n)		$370,000	377,489
Hyundai Capital America, 2.6%, 3/19/20 (n)		272,000	269,413
Lear Corp., 4.75%, 1/15/23		1,015,000	1,007,388
Lear Corp., 5.375%, 3/15/24		60,000	60,900

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Automotive - continued
Lear Corp., 5.25%, 1/15/25		$790,000	$786,050
Schaeffler Finance B.V., 3.25%, 5/15/19	EUR	230,000	259,077
Schaeffler Finance B.V., 4.75%, 5/15/21 (n)		$460,000	452,240
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (n)		470,000	494,675
Volkswagen International Finance N.V., 3.875% to 9/04/18, FRN to 9/29/49	EUR	200,000	234,145
ZF North America Capital, Inc., 4.5%, 4/29/22 (n)		$1,385,000	1,341,719

			$11,490,956
Biotechnology - 0.0%
Life Technologies Corp., 6%, 3/01/20		$200,000	$225,128

Broadcasting - 1.7%
AMC Networks, Inc., 7.75%, 7/15/21		$863,000	$921,253
Clear Channel Communications, Inc., 9%, 3/01/21		993,000	880,046
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22		190,000	191,995
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22		850,000	878,050
Discovery Communications, Inc., 1.9%, 3/19/27	EUR	425,000	406,045
Liberty Media Corp., 8.5%, 7/15/29		$820,000	836,400
Liberty Media Corp., 8.25%, 2/01/30		210,000	213,150
Myriad International Holdings B.V., 5.5%, 7/21/25 (n)		234,000	232,245
Netflix, Inc., 5.375%, 2/01/21		1,680,000	1,734,600
Nexstar Broadcasting, Inc., 6.875%, 11/15/20		1,005,000	1,055,250
Omnicom Group, Inc., 3.65%, 11/01/24		77,000	74,933
ProSiebenSat.1 Media AG, 2.625%, 4/15/21	EUR	240,000	279,547
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)		$181,000	180,046
Tribune Media Co., 5.875%, 7/15/22 (n)		845,000	851,338

			$8,734,898
Brokerage & Asset Managers - 0.1%
E*Trade Financial Corp., 4.625%, 9/15/23		$730,000	$730,000

Building - 2.3%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		$1,865,000	$1,911,625
Building Materials Corp. of America, 5.375%, 11/15/24 (n)		1,250,000	1,250,000
Building Materials Holding Corp., 6.75%, 5/01/21 (n)		675,000	706,219
CEMEX S.A.B. de C.V., 6.5%, 12/10/19 (n)		284,000	288,260
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)		423,000	442,966
CRH Finance Ltd., 3.125%, 4/03/23	EUR	150,000	181,785
Elementia S.A. de C.V., 5.5%, 1/15/25 (n)		$210,000	203,700
Gibraltar Industries, Inc., 6.25%, 2/01/21		830,000	838,300
HD Supply, Inc., 7.5%, 7/15/20		980,000	1,046,150
Headwaters, Inc., 7.25%, 1/15/19		535,000	556,400
Masco Corp., 4.45%, 4/01/25		85,000	84,991
Mohawk Industries, Inc., 2%, 1/14/22	EUR	300,000	337,419
Mohawk Industries, Inc., 3.85%, 2/01/23		$134,000	135,233
Nortek, Inc., 8.5%, 4/15/21		1,015,000	1,087,319
Owens Corning, Inc., 4.2%, 12/15/22		127,000	127,774
PriSo Acquisition Corp., 9%, 5/15/23 (n)		685,000	671,300
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)		1,075,000	1,155,625
Union Andina de Cementos S.A.A., 5.875%, 10/30/21 (n)		259,000	257,627

			$11,282,693
Business Services - 1.3%
Equinix, Inc., 4.875%, 4/01/20		$565,000	$577,713
Equinix, Inc., 5.375%, 1/01/22		305,000	308,050

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Business Services - continued
Equinix, Inc., 5.375%, 4/01/23		$880,000	$882,200
Fidelity National Information Services, Inc., 3.875%, 6/05/24		537,000	501,213
Fiserv, Inc., 2.7%, 6/01/20		275,000	272,982
Iron Mountain, Inc., 8.375%, 8/15/21		150,000	154,275
Iron Mountain, Inc., REIT, 6%, 8/15/23		1,540,000	1,574,650
MSCI, Inc., 5.75%, 8/15/25 (n)		145,000	147,900
NeuStar, Inc., 4.5%, 1/15/23		1,260,000	1,071,000
Tencent Holdings Ltd., 3.375%, 3/05/18 (n)		449,000	458,900
Tencent Holdings Ltd., 3.8%, 2/11/25 (n)		485,000	468,447

			$6,417,330
Cable TV - 5.1%
Altice Financing S.A., 6.5%, 1/15/22 (n)		$2,005,000	$2,010,013
Altice Financing S.A., 6.625%, 2/15/23 (n)		2,145,000	2,134,275
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20		250,000	260,625
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		1,965,000	2,053,818
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/23 (n)		780,000	780,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		1,020,000	1,040,400
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/25 (n)		335,000	325,369
CCO Safari II LLC, 6.384%, 10/23/35 (n)		217,000	221,055
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		1,675,000	1,644,431
Comcast Corp., 4.75%, 3/01/44		223,000	232,343
DISH DBS Corp., 7.875%, 9/01/19		240,000	260,136
DISH DBS Corp., 6.75%, 6/01/21		1,000,000	1,003,900
DISH DBS Corp., 5%, 3/15/23		1,065,000	940,533
DISH DBS Corp., 5.875%, 11/15/24		380,000	346,275
Intelsat Jackson Holdings S.A., 7.25%, 4/01/19		300,000	293,250
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		1,275,000	1,115,625
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		1,330,000	1,170,400
Intelsat Luxembourg S.A., 8.125%, 6/01/23		1,350,000	992,250
LGE Holdco VI B.V., 7.125%, 5/15/24 (n)	EUR	520,000	635,813
Lynx I Corp., 5.375%, 4/15/21 (n)		$342,000	350,550
Lynx II Corp., 6.375%, 4/15/23 (n)		555,000	576,850
Shaw Communications, Inc., 5.65%, 10/01/19	CAD	260,000	223,360
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		$90,000	89,831
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		120,000	125,100
SIRIUS XM Radio, Inc., 5.75%, 8/01/21 (n)		185,000	191,475
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)		740,000	704,850
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)		1,065,000	1,096,950
SIRIUS XM Radio, Inc., 5.375%, 4/15/25 (n)		745,000	735,688
Time Warner Cable, Inc., 5.75%, 6/02/31	GBP	100,000	150,734
Time Warner Cable, Inc., 5.25%, 7/15/42	GBP	100,000	135,981
Time Warner Cable, Inc., 4.5%, 9/15/42		$119,000	95,395
Unitymedia Hessen, 5.5%, 1/15/23 (n)		1,350,000	1,387,125
Unitymedia KabelBW GmbH, 6.125%, 1/15/25 (n)		770,000	789,250
Virgin Media Secured Finance PLC, 5.25%, 1/15/26 (n)		800,000	776,000
VTR Finance B.V., 6.875%, 1/15/24 (n)		480,000	472,800
Ziggo Bond Finance B.V., 5.875%, 1/15/25 (n)		200,000	193,000

			$25,555,450
Chemicals - 2.3%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$379,000	$397,003
CF Industries, Inc., 5.15%, 3/15/34		169,000	162,660
Consolidated Energy Finance S.A., 6.75%, 10/15/19 (n)		380,000	375,174
Evolution Escrow Issuer Co., 7.5%, 3/15/22 (n)		795,000	639,975

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Chemicals - continued
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)		$1,080,000	$1,155,492
Hexion U.S. Finance Corp., 6.625%, 4/15/20		630,000	587,475
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		860,000	748,200
Huntsman International LLC, 8.625%, 3/15/21		413,000	431,548
Huntsman International LLC, 5.125%, 4/15/21	EUR	165,000	188,395
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)		$515,000	515,644
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)		200,000	198,250
Israel Chemicals Ltd., 4.5%, 12/02/24 (n)		2,460,000	2,461,476
LYB International Finance B.V., 4%, 7/15/23		135,000	136,080
LyondellBasell Industries N.V., 4.625%, 2/26/55		400,000	344,330
Solvay Finance S.A., FRN, 4.199%, 5/29/49	EUR	250,000	280,910
Syngenta Finance N.V., 1.875%, 11/02/21	EUR	200,000	234,352
Tronox Finance LLC, 6.375%, 8/15/20		$2,055,000	1,685,100
W.R. Grace & Co., 5.125%, 10/01/21 (n)		800,000	810,000

			$11,352,064
Computer Software - 0.3%
Oracle Corp., 3.4%, 7/08/24		$251,000	$250,901
Syniverse Holdings, Inc., 9.125%, 1/15/19		362,000	314,035
VeriSign, Inc., 4.625%, 5/01/23		1,005,000	979,875

			$1,544,811
Computer Software - Systems - 0.6%
Apple, Inc., 2.7%, 5/13/22		$400,000	$395,183
Apple, Inc., 3.6%, 7/31/42	GBP	230,000	340,702
CDW LLC/CDW Finance Corp., 6%, 8/15/22		$275,000	288,406
CDW LLC/CDW Finance Corp., 5.5%, 12/01/24		395,000	391,050
Sabre GLBL, Inc., 5.375%, 4/15/23 (n)		1,865,000	1,827,700

			$3,243,041
Conglomerates - 2.2%
Alfa S.A.B de C.V., 6.875%, 3/25/44		$252,000	$248,850
Amsted Industries Co., 5%, 3/15/22 (n)		2,335,000	2,335,000
ATS Automation Tooling Systems, Inc., 6.5%, 6/15/23 (n)		415,000	418,113
BC Mountain LLC, 7%, 2/01/21 (n)		1,270,000	1,066,800
DH Europe Finance S.A., 1%, 7/08/19	EUR	150,000	169,425
EnerSys, 5%, 4/30/23 (n)		$1,720,000	1,659,800
Enpro Industries, Inc., 5.875%, 9/15/22		1,485,000	1,492,425
Entegris, Inc., 6%, 4/01/22 (n)		1,575,000	1,594,688
General Electric Co., 1.25%, 5/26/23	EUR	100,000	110,641
Renaissance Acquisition, 6.875%, 8/15/21 (n)		$1,345,000	1,197,050
Roper Industries, Inc., 1.85%, 11/15/17		200,000	199,926
Smiths Group PLC, 1.25%, 4/28/23	EUR	325,000	343,886
Tyco International Finance S.A., 1.375%, 2/25/25	EUR	125,000	129,991

			$10,966,595
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21		$450,000	$211,500
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)		853,000	373,188

			$584,688
Consumer Products - 0.7%
Newell Rubbermaid, Inc., 4%, 12/01/24		$400,000	$405,653
Prestige Brands, Inc., 8.125%, 2/01/20		257,000	272,420
Prestige Brands, Inc., 5.375%, 12/15/21 (n)		955,000	947,838

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Consumer Products - continued
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)		$250,000	$255,543
Spectrum Brands, Inc., 6.375%, 11/15/20		1,025,000	1,085,219
Spectrum Brands, Inc., 6.125%, 12/15/24 (n)		170,000	176,800
Spectrum Brands, Inc., 5.75%, 7/15/25 (n)		460,000	473,800

			$3,617,273
Consumer Services - 2.1%
ADT Corp., 6.25%, 10/15/21		$2,155,000	$2,225,038
ADT Corp., 4.125%, 6/15/23		60,000	55,050
CEB, Inc., 5.625%, 6/15/23 (n)		900,000	900,000
Garda World Security Corp., 7.25%, 11/15/21 (n)		480,000	448,800
Garda World Security Corp., 7.25%, 11/15/21 (n)		660,000	617,100
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/22 (n)		800,000	790,000
Interval Acquisition Corp., 5.625%, 4/15/23 (n)		1,865,000	1,841,688
Monitronics International, Inc., 9.125%, 4/01/20		1,360,000	1,271,600
Priceline Group, Inc., 3.65%, 3/15/25		166,000	160,384
Priceline Group, Inc., 1.8%, 3/03/27	EUR	100,000	98,183
Service Corp. International, 7%, 6/15/17		$1,220,000	1,311,500
Service Corp. International, 5.375%, 5/15/24		873,000	907,920

			$10,627,263
Containers - 2.9%
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)		$2,195,000	$2,294,873
Ball Corp., 5%, 3/15/22		1,605,000	1,629,075
Ball Corp., 5.25%, 7/01/25		165,000	164,175
Berry Plastics Group, Inc., 5.5%, 5/15/22		1,025,000	991,688
Crown American LLC, 4.5%, 1/15/23		1,454,000	1,423,103
Crown European Holdings S.A., 3.375%, 5/15/25 (z)	EUR	350,000	365,260
Multi-Color Corp., 6.125%, 12/01/22 (n)		$1,255,000	1,278,531
Rexam PLC, 6.75% to 6/29/17, FRN to 6/29/67	EUR	190,000	214,115
Reynolds Group, 9.875%, 8/15/19		$123,000	129,304
Reynolds Group, 5.75%, 10/15/20		790,000	814,688
Reynolds Group, 8.25%, 2/15/21		2,030,000	2,088,363
Sealed Air Corp., 4.5%, 9/15/23 (n)	EUR	225,000	259,932
Sealed Air Corp., 4.875%, 12/01/22 (n)		$1,495,000	1,495,000
Sealed Air Corp., 5.125%, 12/01/24 (n)		390,000	394,629
Signode Industrial Group, 6.375%, 5/01/22 (n)		1,170,000	1,129,050

			$14,671,786
Defense Electronics - 0.1%
BAE Systems PLC, 4.125%, 6/08/22	GBP	150,000	$243,479

Electrical Equipment - 0.1%
Arrow Electronics, Inc., 3.5%, 4/01/22		$173,000	$169,322
Avaya, Inc., 10.5%, 3/01/21 (n)		325,000	215,313
Molex Electronic Technologies LLC, 3.9%, 4/15/25 (n)		201,000	193,229

			$577,864
Electronics - 1.2%
Advanced Micro Devices, Inc., 6.75%, 3/01/19		$1,045,000	$736,725
Advanced Micro Devices, Inc., 7.5%, 8/15/22		305,000	196,725
Advanced Micro Devices, Inc., 7%, 7/01/24		575,000	370,875
Micron Technology, Inc., 5.875%, 2/15/22		675,000	664,875
Micron Technology, Inc., 5.5%, 2/01/25		375,000	348,750
NXP B.V., 5.75%, 3/15/23 (n)		1,730,000	1,790,550

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Electronics - continued
Sensata Technologies B.V., 5.625%, 11/01/24 (n)		$475,000	$486,875
Sensata Technologies B.V., 5%, 10/01/25 (n)		835,000	809,950
Tyco Electronics Group S.A., 2.375%, 12/17/18		294,000	295,491
Tyco Electronics Group S.A., 1.1%, 3/01/23	EUR	100,000	107,110

			$5,807,926
Emerging Market Quasi-Sovereign - 2.3%
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2/02/22		$1,092,000	$837,564
CNOOC Finance (2015) U.S.A. LLC, 3.5%, 5/05/25		200,000	191,942
CNPC General Capital Ltd., 3.4%, 4/16/23 (n)		586,000	567,186
Comision Federal de Electricidad, 4.875%, 1/15/24		234,000	239,558
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/25 (n)		200,000	199,436
Corporacion Financiera de Desarrollo S.A., FRN, 5.25%, 7/15/29 (n)		819,000	819,000
Empresa Nacional del Petroleo, 4.375%, 10/30/24 (n)		200,000	194,697
Gaz Capital S.A., 4.95%, 2/06/28		383,000	316,749
KazAgro National Management Holding, 4.625%, 5/24/23 (n)		858,000	719,862
Kazakhstan Temir Zholy Co., 6.95%, 7/10/42 (n)		967,000	835,972
Majapahit Holding B.V., 7.25%, 6/28/17 (n)		591,000	636,093
Majapahit Holding B.V., 8%, 8/07/19 (n)		380,000	427,044
NOVA Chemicals Corp., 5.25%, 8/01/23 (n)		250,000	251,250
Office Cherifien des Phosphates, 6.875%, 4/25/44 (n)		702,000	721,249
ONGC Videsh Ltd., 4.625%, 7/15/24		511,000	522,737
Pemex Project Funding Master Trust, 5.75%, 3/01/18		642,000	689,348
Pertamina PT, 4.875%, 5/03/22 (n)		275,000	266,420
Pertamina PT, 6%, 5/03/42 (n)		318,000	278,250
Petroleos Mexicanos, 8%, 5/03/19		1,101,000	1,266,315
Petroleos Mexicanos, 4.875%, 1/24/22		491,000	498,365
Petroleos Mexicanos, 4.5%, 1/23/26 (n)		198,000	188,110
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/22 (n)		279,000	282,930
Turkiye Vakiflar Bankasi T.A.O., 6.875% to 2/03/20, FRN to 2/03/25 (n)		438,000	418,991

			$11,369,068
Emerging Market Sovereign - 3.1%
Dominican Republic, 7.5%, 5/06/21 (n)		$548,000	$604,855
Dominican Republic, 5.875%, 4/18/24 (n)		121,000	122,815
Dominican Republic, 8.625%, 4/20/27		891,000	1,058,063
Republic of Angola, 7%, 8/16/19		482,000	468,239
Republic of Colombia, 8.125%, 5/21/24		1,025,000	1,280,225
Republic of Croatia, 5.5%, 4/04/23 (n)		2,108,000	2,173,875
Republic of Hungary, 5.375%, 2/21/23		672,000	731,571
Republic of Indonesia, 11.625%, 3/04/19 (n)		571,000	733,735
Republic of Indonesia, 7.875%, 4/15/19	IDR	15,259,000,000	1,065,686
Republic of Indonesia, 2.875%, 7/08/21 (z)	EUR	175,000	193,922
Republic of Indonesia, 3.375%, 4/15/23 (n)		$302,000	279,350
Republic of Indonesia, 8.375%, 3/15/24	IDR	14,554,000,000	1,011,850
Republic of Indonesia, 4.125%, 1/15/25 (n)		$342,000	327,465
Republic of Kazakhstan, 5.125%, 7/21/25 (n)		682,000	665,803
Republic of Panama, 3.75%, 3/16/25		204,000	199,410
Republic of Panama, 9.375%, 4/01/29		719,000	1,050,639
Republic of Paraguay, 6.1%, 8/11/44 (n)		550,000	552,750
Republic of Romania, 6.75%, 2/07/22 (n)		592,000	695,529
Republic of Slovakia, 4.375%, 5/21/22 (n)		688,000	763,474
Republic of Turkey, 3.25%, 3/23/23		633,000	576,581
Russian Federation, 4.875%, 9/16/23 (n)		400,000	382,552
United Mexican States, 3.625%, 3/15/22		506,000	507,265

			$15,445,654

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Energy - Independent - 4.4%
Afren PLC, 15%, 3/18/16		$374,128	$280,596
Afren PLC, 10.25%, 4/08/19 (a)(d)(n)		463,000	13,890
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (n)		695,000	350,975
Baytex Energy Corp., 5.625%, 6/01/24 (n)		1,250,000	1,043,150
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		760,000	562,400
Chaparral Energy, Inc., 7.625%, 11/15/22		1,830,000	786,900
Chesapeake Energy Corp., 5.75%, 3/15/23		1,825,000	1,360,556
Cimarex Energy Co., 4.375%, 6/01/24		350,000	336,711
Concho Resources, Inc., 6.5%, 1/15/22		825,000	841,673
Concho Resources, Inc., 5.5%, 4/01/23		1,155,000	1,141,036
EP Energy LLC, 9.375%, 5/01/20		795,000	769,958
EP Energy LLC, 7.75%, 9/01/22		2,360,000	2,171,200
Halcon Resources Corp., 8.875%, 5/15/21		1,000,000	330,000
Hess Corp., 8.125%, 2/15/19		100,000	116,520
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20		615,000	247,538
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21		1,668,000	654,690
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/21		600,000	229,500
MEG Energy Corp., 6.5%, 3/15/21 (n)		1,495,000	1,249,073
MEG Energy Corp., 7%, 3/31/24 (n)		445,000	363,788
Noble Energy, Inc., 5.625%, 5/01/21		1,360,000	1,372,947
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)		1,018,000	834,760
Nostrum Oil & Gas Finance B.V., 6.375%, 2/14/19 (n)		272,000	227,800
Oasis Petroleum, Inc., 6.875%, 3/15/22		695,000	576,850
QEP Resources, Inc., 5.25%, 5/01/23		1,990,000	1,721,748
RSP Permian, Inc., 6.625%, 10/01/22 (n)		1,325,000	1,298,500
Sanchez Energy Corp., 6.125%, 1/15/23		1,390,000	1,042,500
SM Energy Co., 6.5%, 11/15/21		1,345,000	1,304,650
SM Energy Co., 6.125%, 11/15/22		645,000	619,200

			$21,849,109
Energy - Integrated - 0.6%
Inkia Energy Ltd., 8.375%, 4/04/21		$754,000	$780,390
Listrindo Capital B.V., 6.95%, 2/21/19 (n)		200,000	205,000
LUKOIL International Finance B.V., 4.563%, 4/24/23		200,000	174,380
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)		544,000	474,314
Pacific Exploration and Production Corp., 7.25%, 12/12/21 (n)		1,107,000	597,780
Pacific Exploration and Production Corp., 5.125%, 3/28/23 (n)		201,000	100,500
Pacific Exploration and Production Corp., 5.625%, 1/19/25 (n)		173,000	88,230
Repsol International Finance B.V., 3.625%, 10/07/21	EUR	200,000	243,978
Shell International Finance B.V., 2.125%, 5/11/20		$376,000	373,513
TOTAL S.A., 2.625% to 2/26/25, FRN to 12/29/49	EUR	200,000	210,894

			$3,248,979
Entertainment - 1.7%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)		$1,590,000	$1,709,250
Carmike Cinemas, Inc., 6%, 6/15/23 (n)		500,000	511,250
Carnival Corp., 1.2%, 2/05/16		370,000	370,207
Cedar Fair LP, 5.25%, 3/15/21		1,215,000	1,236,263
Cedar Fair LP, 5.375%, 6/01/24		405,000	411,075
Cinemark USA, Inc., 5.125%, 12/15/22		1,430,000	1,430,000
Cinemark USA, Inc., 4.875%, 6/01/23		780,000	760,500
NCL Corp. Ltd., 5.25%, 11/15/19 (n)		815,000	843,272
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)		1,255,000	1,273,825

			$8,545,642

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - 4.3%
Aircastle Ltd., 4.625%, 12/15/18		$130,000	$133,575
Aircastle Ltd., 5.125%, 3/15/21		1,470,000	1,503,075
Aircastle Ltd., 5.5%, 2/15/22		870,000	900,450
Aviation Capital Group, 4.625%, 1/31/18 (n)		555,000	570,263
Aviation Capital Group, 6.75%, 4/06/21 (n)		540,000	611,550
CIT Group, Inc., 5.25%, 3/15/18		1,520,000	1,578,900
CIT Group, Inc., 6.625%, 4/01/18 (n)		1,305,000	1,396,350
CIT Group, Inc., 5.5%, 2/15/19 (n)		1,560,000	1,639,950
CIT Group, Inc., 3.875%, 2/19/19		566,000	566,000
CIT Group, Inc., 5%, 8/15/22		745,000	757,106
Credit Acceptance Co., 7.375%, 3/15/23 (n)		1,435,000	1,470,875
General Electric Capital Corp., 3.1%, 1/09/23		750,000	751,783
Icahn Enterprises LP, 6%, 8/01/20		700,000	724,395
Icahn Enterprises LP, 5.875%, 2/01/22		1,560,000	1,575,990
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18		505,000	484,800
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20		2,310,000	2,182,950
Navient Corp., 5.875%, 3/25/21		405,000	363,488
PHH Corp., 6.375%, 8/15/21		660,000	608,850
SLM Corp., 8%, 3/25/20		1,135,000	1,149,188
SLM Corp., 7.25%, 1/25/22		2,110,000	1,988,675
SLM Corp., 6.125%, 3/25/24		515,000	437,750

			$21,395,963
Food & Beverages - 1.3%
Anheuser-Busch InBev S.A., 6.875%, 11/15/19		$300,000	$353,909
Coca-Cola Co., 0.75%, 3/09/23	EUR	175,000	188,293
Coca-Cola Co., 1.125%, 3/09/27	EUR	125,000	129,280
Coca-Cola Enterprises, Inc., 1.875%, 3/18/30	EUR	200,000	197,562
Coca-Cola HBC Finance B.V., 4.25%, 11/16/16	EUR	150,000	175,645
Darling Ingredients, Inc., 5.375%, 1/15/22		$795,000	785,063
Gruma S.A.B. de C.V., 4.875%, 12/01/24 (n)		202,000	212,302
J.M. Smucker Co., 2.5%, 3/15/20 (n)		365,000	363,179
J.M. Smucker Co., 4.375%, 3/15/45 (n)		70,000	64,699
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 6/15/25 (n)		85,000	82,450
Kraft Heinz Co., 5%, 7/15/35 (n)		102,000	105,440
Kraft Heinz Foods Co., 3.5%, 7/15/22 (n)		202,000	203,906
Minerva Luxembourg S.A., 7.75%, 1/31/23 (n)		204,000	199,410
Mondelez International, Inc., 2.375%, 3/06/35	EUR	100,000	97,829
PepsiCo, Inc., 3.1%, 7/17/22		$634,000	642,002
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)		1,890,000	1,960,875
Tyson Foods, Inc., 6.6%, 4/01/16		412,000	424,895
Tyson Foods, Inc., 5.15%, 8/15/44		81,000	83,065
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)		107,000	108,825
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)		300,000	307,744

			$6,686,373
Food & Drug Stores - 0.4%
CVS Health Corp., 3.375%, 8/12/24		$340,000	$333,291
CVS Health Corp., 4.875%, 7/20/35		121,000	124,838
CVS Health Corp., 5.75%, 6/01/17		155,000	166,245
CVS Health Corp., 3.5%, 7/20/22		750,000	764,762
Walgreens Boots Alliance, Inc., 2.7%, 11/18/19		333,000	333,313
Walgreens Boots Alliance, Inc., 4.5%, 11/18/34		326,000	300,482

			$2,022,931

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Forest & Paper Products - 0.2%
Appvion, Inc., 9%, 6/01/20 (n)		$595,000	$333,200
International Paper Co., 6%, 11/15/41		185,000	196,792
Smurfit Kappa Acquisitions, 2.75%, 2/01/25 (z)	EUR	275,000	295,168
Tembec Industries, Inc., 9%, 12/15/19 (n)		$565,000	361,600

			$1,186,760
Gaming & Lodging - 2.0%
Boyd Gaming Corp., 6.875%, 5/15/23		$600,000	$616,500
CCM Merger, Inc., 9.125%, 5/01/19 (n)		1,055,000	1,123,575
Eldorado Resorts, Inc., 7%, 8/01/23 (n)		180,000	178,650
Greektown Holdings LLC, 8.875%, 3/15/19 (n)		1,025,000	1,071,125
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21		1,890,000	1,970,325
Isle of Capri Casinos, Inc., 8.875%, 6/15/20		300,000	321,750
Isle of Capri Casinos, Inc., 5.875%, 3/15/21		1,505,000	1,550,150
MGM Resorts International, 6.625%, 12/15/21		745,000	791,563
MGM Resorts International, 6%, 3/15/23		785,000	796,775
RHP Hotel Properties, 5%, 4/15/23 (n)		345,000	341,550
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21		1,415,000	1,417,830

			$10,179,793
Industrial - 1.0%
Anixter, Inc., 5.125%, 10/01/21		$765,000	$763,088
Dematic S.A., 7.75%, 12/15/20 (n)		1,515,000	1,545,300
Howard Hughes Corp., 6.875%, 10/01/21 (n)		1,790,000	1,866,075
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)		590,000	628,350

			$4,802,813
Insurance - 0.4%
American International Group, Inc., 3.75%, 7/10/25		$400,000	$401,764
American International Group, Inc., 4.875%, 6/01/22		187,000	204,017
Aviva PLC, 5.7% to 9/29/15, FRN to 9/29/49	EUR	150,000	168,576
CNP Assurances S.A., 6% to 9/14/20, FRN to 9/14/40	EUR	200,000	253,458
Delta Lloyd N.V., FRN, 9%, 8/29/42	EUR	150,000	203,225
Unum Group, 7.125%, 9/30/16		$500,000	529,319

			$1,760,359
Insurance - Health - 0.1%
UnitedHealth Group, Inc., 2.7%, 7/15/20		$528,000	$534,945

Insurance - Property & Casualty - 0.3%
Amlin PLC, 6.5% to 12/19/16, FRN to 12/19/26	GBP	100,000	$155,115
Berkshire Hathaway, Inc., 1.625%, 3/16/35	EUR	150,000	140,575
Berkshire Hathaway, Inc., 4.5%, 2/11/43		$250,000	244,938
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24		159,000	157,277
QBE Capital Funding III Ltd., 7.5% to 5/24/21, FRN to 5/24/41	GBP	200,000	340,822
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)		$627,000	648,945

			$1,687,672
International Market Quasi-Sovereign - 0.0%
Electricite de France S.A., 6% to 1/29/26, FRN to 12/29/49	GBP	100,000	$157,286

International Market Sovereign - 10.7%
Buoni Poliennali del Tesoro, 5.5%, 9/01/22	EUR	925,000	$1,310,814
Commonwealth of Australia, 5.75%, 5/15/21	AUD	2,565,000	2,175,929
Federal Republic of Germany, 6.25%, 1/04/30	EUR	442,000	838,150
Federal Republic of Germany, 2.5%, 7/04/44	EUR	120,000	167,282

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Government of Canada, 3.25%, 6/01/21	CAD	187,000	$160,818
Government of Canada, 2.75%, 6/01/22	CAD	6,500,000	5,475,791
Government of Canada, 2.5%, 6/01/24	CAD	400,000	332,888
Government of Canada, 5.75%, 6/01/33	CAD	618,000	727,099
Government of Japan, 1.1%, 6/20/20	JPY	708,100,000	6,127,093
Government of Japan, 2.1%, 9/20/24	JPY	262,600,000	2,509,770
Government of Japan, 2.2%, 9/20/27	JPY	392,000,000	3,858,081
Government of Japan, 1.8%, 3/20/43	JPY	81,000,000	732,611
Government of New Zealand, 5.5%, 4/15/23	NZD	4,869,000	3,619,052
Government of Norway, 3.75%, 5/25/21	NOK	31,200,000	4,343,062
Government of Norway, 3%, 3/14/24	NOK	2,445,000	333,246
Kingdom of Denmark, 3%, 11/15/21	DKK	1,392,000	242,330
Kingdom of Denmark, 1.5%, 11/15/23	DKK	4,119,000	658,974
Kingdom of Spain, 5.4%, 1/31/23	EUR	1,416,000	1,997,536
Kingdom of Spain, 5.5%, 7/30/17	EUR	599,000	740,366
Kingdom of Spain, 4.6%, 7/30/19	EUR	1,130,000	1,457,474
Kingdom of Sweden, 5%, 12/01/20	SEK	3,565,000	529,796
Kingdom of Sweden, 3.5%, 6/01/22	SEK	1,275,000	182,620
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	335,000	563,599
Republic of France, 6%, 10/25/25	EUR	141,000	231,907
Republic of France, 4.75%, 4/25/35	EUR	468,000	777,963
Republic of Ireland, 4.5%, 4/18/20	EUR	222,000	295,353
Republic of Italy, 5.25%, 8/01/17	EUR	1,750,000	2,153,659
Republic of Italy, 3.75%, 3/01/21	EUR	4,042,000	5,170,735
United Kingdom Treasury, 8%, 6/07/21	GBP	1,260,000	2,630,792
United Kingdom Treasury, 4.25%, 12/07/27	GBP	938,000	1,776,416
United Kingdom Treasury, 4.25%, 3/07/36	GBP	515,000	1,013,903
United Kingdom Treasury, 3.25%, 1/22/44	GBP	350,000	610,155

			$53,745,264
Internet - 0.1%
Baidu, Inc., 4.125%, 6/30/25		$203,000	$199,906
Baidu, Inc., 3%, 6/30/20		200,000	198,557

			$398,463
Local Authorities - 0.1%
Province of Alberta, 1.25%, 6/01/20	CAD	188,000	$142,306
Province of Manitoba, 4.15%, 6/03/20	CAD	166,000	142,268

			$284,574
Machinery & Tools - 1.0%
Ashtead Capital, Inc., 5.625%, 10/01/24 (n)		$1,685,000	$1,673,424
H&E Equipment Services Co., 7%, 9/01/22		1,740,000	1,731,300
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)		1,200,000	843,000
Light Tower Rentals, Inc., 8.125%, 8/01/19 (n)		815,000	546,050

			$4,793,774
Major Banks - 2.7%
ABN AMRO North America Finance, Inc., 7.125%, 7/06/22	EUR	150,000	$211,422
Bank of America Corp., 7.625%, 6/01/19		$370,000	437,389
Bank of America Corp., 3.95%, 4/21/25		432,000	418,191
Bank of America Corp., FRN, 6.1%, 12/29/49		3,052,000	2,979,515
Barclays Bank PLC, 6%, 1/14/21	EUR	150,000	200,697
Barclays Bank PLC, 6.75% to 1/16/18, FRN to 1/16/23	GBP	100,000	165,249
Credit Agricole S.A., 7.375%, 12/18/23	GBP	100,000	190,054

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Major Banks - continued
Credit Agricole S.A., 7.875% to 10/26/19, FRN to 10/29/49	EUR	200,000	$265,950
Goldman Sachs Group, Inc., 5.75%, 1/24/22		$500,000	568,322
Goldman Sachs Group, Inc., 3.5%, 1/23/25		343,000	335,199
Huntington National Bank, 2.4%, 4/01/20		286,000	281,768
ING Bank N.V., 3.50% to 11/21/18, FRN to 11/21/23	EUR	250,000	294,729
JPMorgan Chase & Co., 6.3%, 4/23/19		$500,000	567,171
JPMorgan Chase & Co., 3.25%, 9/23/22		478,000	474,794
JPMorgan Chase & Co., 3.125%, 1/23/25		301,000	288,443
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49		215,000	226,825
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49		2,320,000	2,296,800
Morgan Stanley, 6.625%, 4/01/18		391,000	435,787
Morgan Stanley, 2.2%, 12/07/18		238,000	239,007
Morgan Stanley, 3.95%, 4/23/27		229,000	218,100
Nationwide Building Society, 1.25%, 3/03/25	EUR	240,000	255,178
PNC Bank N.A., 2.6%, 7/21/20		$295,000	295,976
Royal Bank of Scotland Group PLC, 5.5%, 3/23/20	EUR	150,000	200,672
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/49		$640,000	641,600
Royal Bank of Scotland Group PLC, 8% to 2025, FRN to 12/29/49		200,000	204,250
Royal Bank of Scotland Group PLC, FRN, 3.625%, 3/25/24	EUR	250,000	287,674
Wells Fargo & Co., 3%, 2/19/25		$306,000	294,653
Wells Fargo & Co., 4.1%, 6/03/26		100,000	100,488
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/29/49		151,000	154,586
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49		253,000	253,949

			$13,784,438
Medical & Health Technology & Services - 4.0%
Becton, Dickinson and Co., 2.675%, 12/15/19		$434,000	$434,165
Becton, Dickinson and Co., 3.734%, 12/15/24		97,000	96,720
CHS/Community Health Systems, Inc., 5.125%, 8/01/21		235,000	241,463
CHS/Community Health Systems, Inc., 6.875%, 2/01/22		1,770,000	1,881,174
Davita Healthcare Partners, Inc., 5%, 5/01/25		1,115,000	1,092,700
Davita, Inc., 5.125%, 7/15/24		935,000	930,909
Fresenius US Finance II, Inc., 4.25%, 2/01/21 (n)		32,000	32,480
HCA, Inc., 4.25%, 10/15/19		145,000	147,900
HCA, Inc., 7.5%, 2/15/22		2,160,000	2,477,930
HCA, Inc., 5.875%, 3/15/22		1,950,000	2,120,625
HCA, Inc., 5%, 3/15/24		690,000	706,388
HCA, Inc., 5.375%, 2/01/25		520,000	527,800
HealthSouth Corp., 5.125%, 3/15/23		1,180,000	1,168,200
HealthSouth Corp., 5.75%, 11/01/24 (n)		640,000	648,896
Laboratory Corp. of America Holdings, 3.2%, 2/01/22		200,000	195,646
Laboratory Corp. of America Holdings, 4.7%, 2/01/45		310,000	282,969
LifePoint Hospitals, Inc., 5.5%, 12/01/21		1,440,000	1,500,300
McKesson Corp., 7.5%, 2/15/19		110,000	127,857
Tenet Healthcare Corp., 8%, 8/01/20		1,800,000	1,878,750
Tenet Healthcare Corp., 4.5%, 4/01/21		1,235,000	1,241,175
Tenet Healthcare Corp., 8.125%, 4/01/22		685,000	758,638
Tenet Healthcare Corp., 6.75%, 6/15/23		360,000	370,800
Universal Health Services, Inc., 7.625%, 8/15/20		1,325,000	1,277,797

			$20,141,282
Medical Equipment - 0.9%
Alere, Inc., 6.375%, 7/01/23 (n)		$678,000	$694,950
DJO Finco, Inc., 8.125%, 6/15/21 (n)		795,000	822,428
Hologic, Inc., 5.25%, 7/15/22 (n)		1,065,000	1,084,969

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Medical Equipment - continued
Medtronic, Inc., 3.5%, 3/15/25		$615,000	$612,502
Teleflex, Inc., 5.25%, 6/15/24		1,220,000	1,223,050
Zimmer Holdings, Inc., 4.25%, 8/15/35		145,000	133,252
Zimmer Holdings, Inc., 4.45%, 8/15/45		91,000	82,348

			$4,653,499
Metals & Mining - 2.7%
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)		$500,000	$521,615
Cameco Corp., 5.67%, 9/02/19	CAD	262,000	222,730
Century Aluminum Co., 7.5%, 6/01/21 (n)		$915,000	869,250
Commercial Metals Co., 4.875%, 5/15/23		745,000	659,325
Consol Energy, Inc., 5.875%, 4/15/22		1,315,000	940,225
Consol Energy, Inc., 8%, 4/01/23 (n)		830,000	626,650
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)		1,575,000	1,134,000
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)		1,032,000	719,820
Glencore Finance (Europe) S.A., 6.5%, 2/27/19	GBP	50,000	82,807
GrafTech International Co., 6.375%, 11/15/20		$1,125,000	888,750
Hudbay Minerals, Inc., 9.5%, 10/01/20		795,000	721,225
Kinross Gold Corp., 5.95%, 3/15/24		296,000	251,232
Lundin Mining Corp., 7.5%, 11/01/20 (n)		455,000	449,313
Lundin Mining Corp., 7.875%, 11/01/22 (n)		805,000	792,925
Plains Exploration & Production Co., 6.875%, 2/15/23		296,000	265,660
Southern Copper Corp., 5.25%, 11/08/42		250,000	203,275
Southern Copper Corp., 5.875%, 4/23/45		475,000	407,973
Steel Dynamics, Inc., 5.125%, 10/01/21		430,000	421,615
Steel Dynamics, Inc., 5.25%, 4/15/23		995,000	966,394
Steel Dynamics, Inc., 5.5%, 10/01/24		430,000	417,638
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)		910,000	825,825
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)		380,000	344,850
Suncoke Energy, Inc., 7.625%, 8/01/19		127,000	129,540
TMS International Corp., 7.625%, 10/15/21 (n)		530,000	506,150
Xstrata Finance (Canada) Ltd., 5.25%, 6/13/17	EUR	200,000	239,731

			$13,608,518
Midstream - 4.7%
Access Midstream Partner LP, 4.875%, 3/15/24		$100,000	$93,244
AmeriGas Finance LLC, 6.75%, 5/20/20		1,810,000	1,868,825
APT Pipelines Ltd., 5%, 3/23/35 (n)		280,000	258,887
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (n)		840,000	823,200
Crestwood Midstream Partners LP, 6%, 12/15/20		1,035,000	978,075
Crestwood Midstream Partners LP, 6.125%, 3/01/22		505,000	459,550
Crestwood Midstream Partners LP, 6.25%, 4/01/23 (n)		194,000	175,570
El Paso Corp., 7.75%, 1/15/32		2,311,000	2,484,630
Energy Transfer Equity LP, 7.5%, 10/15/20		1,600,000	1,714,032
Energy Transfer Partners LP, 3.6%, 2/01/23		300,000	270,812
Energy Transfer Partners LP, 5.15%, 3/15/45		280,000	235,967
Enterprise Products Operating LLC, 1.65%, 5/07/18		296,000	293,422
Enterprise Products Operating LLC, 4.85%, 3/15/44		74,000	66,722
Enterprise Products Partners LP, 6.3%, 9/15/17		180,000	195,857
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21		1,165,000	1,118,400
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22		1,250,000	1,206,250
Kinder Morgan Energy Partners LP, 5.3%, 9/15/20		370,000	394,376
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44		140,000	116,807
Kinder Morgan, Inc., 2.25%, 3/16/27	EUR	125,000	117,994
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.5%, 2/15/23		$665,000	651,700

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Midstream - continued
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.5%, 7/15/23		$1,150,000	$1,063,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/01/24		300,000	278,250
Pembina Pipeline Corp., 4.81%, 3/25/44	CAD	306,000	215,661
Plains All American Pipeline LP, 3.95%, 9/15/15		$370,000	370,466
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21		1,305,000	1,285,425
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23		1,755,000	1,704,544
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24		575,000	562,063
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)		764,000	738,693
Spectra Energy Capital LLC, 8%, 10/01/19		250,000	292,128
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21		530,000	530,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22		925,000	818,625
Sunoco Logistics Partners LP, 5.3%, 4/01/44		158,000	133,848
Sunoco Logistics Partners LP, 5.35%, 5/15/45		76,000	64,899
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/18 (n)		345,000	341,550
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19 (n)		1,050,000	989,625
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/23		410,000	385,400
Williams Cos., Inc., 3.7%, 1/15/23		450,000	390,223

			$23,689,470
Mortgage-Backed - 1.4%
Fannie Mae, 6%, 7/01/16 - 2/01/37		$196,441	$216,880
Fannie Mae, 5.5%, 9/01/19 - 7/01/35		620,030	677,043
Fannie Mae, 6.5%, 4/01/32 - 1/01/33		67,195	77,775
Fannie Mae, FRN, 0.449%, 5/25/18		5,887,824	5,890,850
Freddie Mac, 6%, 8/01/34		106,420	121,473

			$6,984,021
Natural Gas - Distribution - 0.1%
GNL Quintero S.A., 4.634%, 7/31/29 (n)		$523,000	$510,622

Network & Telecom - 1.7%
AT&T, Inc., 2.45%, 6/30/20		$277,000	$274,521
AT&T, Inc., 4.75%, 5/15/46		235,000	214,206
British Telecom PLC, 5.75%, 12/07/28	GBP	150,000	274,669
Centurylink, Inc., 6.45%, 6/15/21		$425,000	424,405
Centurylink, Inc., 7.65%, 3/15/42		960,000	820,800
Citizens Communications Co., 9%, 8/15/31		1,135,000	1,000,928
Columbus International, Inc., 7.375%, 3/30/21 (n)		200,000	210,500
Frontier Communications Corp., 8.125%, 10/01/18		470,000	507,600
Frontier Communications Corp., 6.25%, 9/15/21		315,000	287,564
Frontier Communications Corp., 7.125%, 1/15/23		425,000	383,775
OTE PLC, 7.875%, 2/07/18	EUR	150,000	171,255
OTE PLC, 3.5%, 7/09/20	EUR	260,000	254,560
Telecom Italia Capital, 6%, 9/30/34		$305,000	298,900
Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	85,000	126,139
Telecom Italia S.p.A., 5.375%, 1/29/19	EUR	200,000	249,914
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)		$1,200,000	1,209,000
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22		517,000	520,878
Verizon Communications, Inc., 4.5%, 9/15/20		503,000	540,347
Verizon Communications, Inc., 5.15%, 9/15/23		250,000	274,077
Verizon Communications, Inc., 2.625%, 12/01/31	EUR	225,000	249,050
Verizon Communications, Inc., 6.4%, 9/15/33		$300,000	344,006

			$8,637,094

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Oil Services - 1.0%
Bristow Group, Inc., 6.25%, 10/15/22		$2,348,000	$2,066,240
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)		978,842	557,940
Pacific Drilling S.A., 5.375%, 6/01/20 (n)		1,160,000	835,200
QGOG Constellation S.A., 6.25%, 11/09/19 (n)		1,390,000	764,500
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)		780,000	577,200

			$4,801,080
Oils - 0.4%
CITGO Holding, Inc., 10.75%, 2/15/20 (n)		$715,000	$706,063
CITGO Petroleum Corp., 6.25%, 8/15/22 (n)		1,100,000	1,067,000
Valero Energy Corp., 4.9%, 3/15/45		232,000	209,870

			$1,982,933
Other Banks & Diversified Financials - 2.0%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)		$1,036,000	$1,087,800
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/24 (n)		310,000	302,250
Banco Popolare Societa Cooperativa, 3.5%, 3/14/19	EUR	320,000	368,449
Bankia S.A., 3.5%, 1/17/19	EUR	200,000	233,388
Banque Federative du Credit Mutuel S.A., 3%, 5/21/24	EUR	200,000	229,450
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/21 (n)		$900,000	966,375
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)		1,004,000	1,087,332
CaixaBank S.A., 5% to 9/04/18, FRN to 11/14/23	EUR	200,000	236,705
Capital One Bank (USA) N.A., 3.375%, 2/15/23		$384,000	365,209
Capital One Financial Corp., 2.35%, 8/17/18		806,000	805,526
Citigroup, Inc., 2.15%, 7/30/18		428,000	427,916
Citigroup, Inc., 8.5%, 5/22/19		341,000	411,768
Discover Bank, 7%, 4/15/20		250,000	288,206
Discover Bank, 4.25%, 3/13/26		148,000	146,703
Discover Financial Services, 3.75%, 3/04/25		128,000	121,484
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)		1,513,000	1,986,766
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 1/28/21		516,000	517,662
Intesa Sanpaolo S.p.A., 5.25%, 1/28/22	GBP	100,000	168,572
LBG Capital No. 2 PLC, 6.385%, 5/12/20	EUR	250,000	316,244
Macquarie Group Ltd., 3%, 12/03/18 (n)		$106,000	107,186

			$10,174,991
Pharmaceuticals - 2.7%
AbbVie, Inc., 1.75%, 11/06/17		$300,000	$299,747
AbbVie, Inc., 2.5%, 5/14/20		717,000	708,871
Actavis Funding SCS, 3.8%, 3/15/25		256,000	247,752
Actavis Funding SCS, 4.85%, 6/15/44		52,000	47,563
Bayer AG, 3.00% to 7/01/20, FRN to 7/01/75	EUR	215,000	247,428
Celgene Corp., 1.9%, 8/15/17		$400,000	401,485
Celgene Corp., 2.875%, 8/15/20		524,000	524,966
EMD Finance LLC, 2.95%, 3/19/22 (n)		275,000	269,567
Endo Finance LLC/Endo Finco, Inc., 6%, 7/15/23 (n)		310,000	322,400
Endo Finance LLC/Endo Finco, Inc., 7.75%, 1/15/22 (n)		1,690,000	1,804,075
Endo Finance LLC/Endo Finco, Inc., 6%, 2/01/25 (n)		450,000	462,375
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)		496,000	518,297
Gilead Sciences, Inc., 2.35%, 2/01/20		52,000	52,058
Gilead Sciences, Inc., 3.7%, 4/01/24		268,000	271,449
Hospira, Inc., 6.05%, 3/30/17		200,000	213,967
Hospira, Inc., 5.2%, 8/12/20		175,000	195,553
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)		1,085,000	1,108,328
Mallinckrodt International Finance S.A., 5.5%, 4/15/25 (n)		135,000	133,988

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Pharmaceuticals - continued
Mylan, Inc., 2.55%, 3/28/19		$265,000	$259,723
Perrigo Finance PLC, 3.5%, 12/15/21		281,000	274,273
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)		1,415,000	1,464,525
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)		1,730,000	1,820,825
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/23 (n)		260,000	263,575
Vantage Point Imaging, 7.5%, 7/15/21 (n)		525,000	563,719
VRX Escrow Corp., 5.875%, 5/15/23 (n)		615,000	627,300
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17		200,000	199,237

			$13,303,046
Pollution Control - 0.1%
Abengoa Finance S.A.U., 7.75%, 2/01/20 (n)		$1,035,000	$615,825

Precious Metals & Minerals - 0.6%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)		$1,550,000	$1,395,000
Eldorado Gold Corp., 6.125%, 12/15/20 (n)		1,980,000	1,702,800

			$3,097,800
Printing & Publishing - 1.1%
American Media, Inc., 13.5%, 6/15/18 (z)		$11,911	$12,239
Gannett Co., Inc., 5.125%, 10/15/19		320,000	330,400
Gannett Co., Inc., 5.125%, 7/15/20		260,000	269,100
Gannett Co., Inc., 4.875%, 9/15/21 (n)		430,000	424,625
Gannett Co., Inc., 6.375%, 10/15/23		1,385,000	1,450,783
Moody’s Corp., 4.875%, 2/15/24		200,000	208,973
Nielsen Finance LLC, 5%, 4/15/22 (n)		1,680,000	1,656,900
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/24		1,000,000	1,023,750
Outfront Media Cap LLC, 5.625%, 2/15/24 (n)		70,000	72,100

			$5,448,870
Railroad & Shipping - 0.1%
Union Pacific Corp., 3.875%, 2/01/55		$400,000	$347,816

Real Estate - Apartment - 0.1%
Deutsche Annington Finance B.V., FRN, 4.625%, 4/08/74	EUR	200,000	$232,465
Deutsche Annington Immobilien SE, 2.125%, 7/09/22	EUR	225,000	258,738

			$491,203
Real Estate - Healthcare - 0.4%
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21		$680,000	$714,000
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22		1,115,000	1,174,931

			$1,888,931
Real Estate - Office - 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/23		$250,000	$240,686

Real Estate - Other - 0.5%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21		$1,010,000	$1,042,825
Felcor Lodging LP, REIT, 5.625%, 3/01/23		1,240,000	1,277,200
Host Hotels & Resorts, Inc., REIT, 4%, 6/15/25		190,000	184,703

			$2,504,728
Real Estate - Retail - 0.3%
Brixmor Operating Partnership LP, REIT, 3.875%, 8/15/22		$585,000	$584,474
Hammerson PLC, REIT, 2.75%, 9/26/19	EUR	100,000	119,217
Hammerson PLC, REIT, 6%, 2/23/26	GBP	125,000	234,690

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Real Estate - Retail - continued
Simon Property Group, Inc., REIT, 10.35%, 4/01/19		$360,000	$452,484

			$1,390,865
Restaurants - 0.0%
YUM! Brands, Inc., 5.35%, 11/01/43		$250,000	$237,802

Retailers - 1.8%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44		$145,000	$139,394
Best Buy Co., Inc., 5.5%, 3/15/21		1,785,000	1,896,563
Bon Ton Stores, Inc., 8%, 6/15/21		505,000	328,250
Dollar General Corp., 4.125%, 7/15/17		400,000	413,728
Dollar General Corp., 3.25%, 4/15/23		98,000	93,217
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21 (n)		726,000	671,550
Family Tree Escrow LLC, 5.75%, 3/01/23 (n)		1,600,000	1,676,000
Gap, Inc., 5.95%, 4/12/21		300,000	332,173
Home Depot, Inc., 4.875%, 2/15/44		200,000	212,788
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)		610,000	512,400
Kohl’s Corp., 4.25%, 7/17/25		634,000	617,222
Marks & Spencer Group PLC, 4.75%, 6/12/25	GBP	100,000	165,277
Neiman Marcus Group Ltd., 8%, 10/15/21 (n)		$620,000	654,100
Rite Aid Corp., 9.25%, 3/15/20		515,000	554,591
Rite Aid Corp., 6.75%, 6/15/21		385,000	406,135
Rite Aid Corp., 6.125%, 4/01/23 (n)		485,000	497,731

			$9,171,119
Specialty Chemicals - 0.6%
Chemtura Corp., 5.75%, 7/15/21		$1,890,000	$1,894,725
Ecolab, Inc., 2.625%, 7/08/25	EUR	100,000	116,131
Mexichem S.A.B. de C.V., 5.875%, 9/17/44 (n)		$238,000	211,225
Univar USA, Inc., 6.75%, 7/15/23 (n)		1,015,000	1,009,925

			$3,232,006
Specialty Stores - 0.9%
Argos Merger Sub, Inc., 7.125%, 3/15/23 (n)		$970,000	$1,016,075
Group 1 Automotive, Inc., 5%, 6/01/22		1,400,000	1,389,500
Michaels Stores, Inc., 5.875%, 12/15/20 (n)		1,120,000	1,173,200
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/20 (n)		769,000	789,917

			$4,368,692
Supermarkets - 0.1%
Loblaw Cos. Ltd., 4.86%, 9/12/23	CAD	262,000	$224,074
William Morrison Supermarkets PLC, 3.5%, 7/27/26	GBP	100,000	139,064

			$363,138
Supranational - 1.7%
European Investment Bank, 1.75%, 3/15/17		$8,000,000	$8,121,824
International Bank for Reconstruction and Development, 4.25%, 6/24/25	AUD	210,000	162,668
International Finance Corp., 3.25%, 7/22/19	AUD	305,000	223,804

			$8,508,296
Telecommunications - Wireless - 4.2%
America Movil S.A.B. de C.V., 1%, 6/04/18	EUR	100,000	$113,185
America Movil S.A.B. de C.V., 4.75%, 6/28/22	EUR	200,000	271,235
American Tower Corp., REIT, 3.5%, 1/31/23		$465,000	442,564
Bharti Airtel International B.V., 3.375%, 5/20/21 (n)	EUR	100,000	117,714

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Bharti Airtel Ltd., 4.375%, 6/10/25 (z)		$395,000	$393,365
Crown Castle International Corp., 4.875%, 4/15/22		385,000	395,106
Crown Castle International Corp., 5.25%, 1/15/23		1,200,000	1,255,500
Digicel Group Ltd., 8.25%, 9/30/20 (n)		1,053,000	974,025
Digicel Group Ltd., 6%, 4/15/21 (n)		680,000	622,751
Digicel Group Ltd., 7.125%, 4/01/22 (n)		425,000	370,281
Digicel Group Ltd., 6.75%, 3/01/23 (n)		1,350,000	1,238,625
Eileme 2 AB, 11.625%, 1/31/20 (n)		765,000	836,719
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)		390,000	373,425
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)		409,000	407,160
MTS International Funding Ltd., 5%, 5/30/23 (n)		488,000	424,560
SBA Tower Trust, 2.898%, 10/15/44 (n)		220,000	218,912
Sprint Capital Corp., 6.875%, 11/15/28		1,625,000	1,397,500
Sprint Corp., 7.875%, 9/15/23		955,000	917,994
Sprint Corp., 7.125%, 6/15/24		1,655,000	1,530,362
Sprint Nextel Corp., 9%, 11/15/18 (n)		880,000	980,100
Sprint Nextel Corp., 6%, 11/15/22		830,000	747,000
T-Mobile USA, Inc., 6.125%, 1/15/22		135,000	139,219
T-Mobile USA, Inc., 6.5%, 1/15/24		615,000	631,913
T-Mobile USA, Inc., 6.464%, 4/28/19		235,000	241,756
T-Mobile USA, Inc., 6.25%, 4/01/21		2,590,000	2,674,952
T-Mobile USA, Inc., 6.633%, 4/28/21		515,000	538,175
Wind Acquisition Finance S.A., 4%, 7/15/20 (n)	EUR	200,000	226,450
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)		$1,070,000	1,078,025
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)		1,350,000	1,380,375

			$20,938,948
Telephone Services - 0.8%
B Communications Ltd., 7.375%, 2/15/21 (n)		$1,821,000	$1,948,470
Level 3 Financing, Inc., 8.625%, 7/15/20		630,000	667,485
Level 3 Financing, Inc., 5.375%, 5/01/25 (n)		1,270,000	1,227,138
TELUS Corp., 5.05%, 7/23/20	CAD	265,000	227,071

			$4,070,164
Tobacco - 0.4%
Altria Group, Inc., 2.85%, 8/09/22		$376,000	$361,733
Imperial Tobacco Finance PLC, 4.25%, 7/21/25 (z)		455,000	449,753
Philip Morris International, Inc., 4.875%, 11/15/43		174,000	182,500
Reynolds American, Inc., 8.125%, 6/23/19 (n)		92,000	108,497
Reynolds American, Inc., 6.75%, 6/15/17		400,000	432,752
Reynolds American, Inc., 3.25%, 6/12/20		75,000	75,980
Reynolds American, Inc., 4.45%, 6/12/25		98,000	100,704
Reynolds American, Inc., 5.7%, 8/15/35		118,000	124,924

			$1,836,843
Transportation - Services - 1.3%
ERAC USA Finance LLC, 6.375%, 10/15/17 (n)		$400,000	$437,077
ERAC USA Finance LLC, 7%, 10/15/37 (n)		250,000	306,538
Heathrow Funding Ltd., 4.625%, 10/31/48	GBP	100,000	162,881
HIT Finance B.V., 4.875%, 10/27/21	EUR	150,000	201,391
Jack Cooper Holdings Corp., 10.25%, 6/01/20 (n)		$1,140,000	1,037,400
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)		1,349,000	1,288,295
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)		1,045,000	867,350
Stena AB, 7%, 2/01/24 (n)		1,770,000	1,548,750
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)		670,000	479,050

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Transportation - Services - continued
Topaz Marine S.A., 8.625%, 11/01/18 (n)		$208,000	$195,260

			$6,523,992
U.S. Government Agencies and Equivalents - 2.6%
Fannie Mae, 1.125%, 4/27/17		$8,000,000	$8,067,752
Freddie Mac, 0.875%, 2/22/17		5,000,000	5,016,025

			$13,083,777
U.S. Treasury Obligations - 1.5%
U.S. Treasury Bonds, 5.375%, 2/15/31		$286,200	$390,916
U.S. Treasury Bonds, 4.5%, 2/15/36		95,000	122,702
U.S. Treasury Bonds, 4.75%, 2/15/37 (f)		3,042,200	4,061,535
U.S. Treasury Bonds, 3.125%, 2/15/43 (f)		2,920,000	3,019,919

			$7,595,072
Utilities - Electric Power - 2.5%
AES Gener S.A., 5%, 7/14/25 (z)		$207,000	$210,287
American Electric Power Co., Inc., 1.65%, 12/15/17		185,000	184,405
Calpine Corp., 5.375%, 1/15/23		350,000	337,645
Calpine Corp., 5.5%, 2/01/24		565,000	545,225
CMS Energy Corp., 3.875%, 3/01/24		250,000	252,729
Covanta Holding Corp., 7.25%, 12/01/20		1,830,000	1,910,154
Covanta Holding Corp., 6.375%, 10/01/22		310,000	318,525
Covanta Holding Corp., 5.875%, 3/01/24		340,000	331,500
Dominion Resources, Inc., 2.5%, 12/01/19		250,000	250,689
Duke Energy Corp., 1.625%, 8/15/17		185,000	185,519
E.CL S.A., 5.625%, 1/15/21		757,000	824,606
E.CL S.A., 4.5%, 1/29/25 (n)		762,000	756,788
E.ON International Finance B.V., 6.375%, 6/07/32	GBP	50,000	94,516
EDP Finance B.V., 5.25%, 1/14/21 (n)		$200,000	211,000
EDP Finance B.V., 4.125%, 1/20/21	EUR	150,000	184,225
Empresa Electrica Angamos S.A., 4.875%, 5/25/29 (n)		$319,000	299,063
Enel Finance International N.V., 4.875%, 3/11/20	EUR	200,000	262,778
Enel S.p.A., 6.25%, 6/20/19	GBP	100,000	174,356
Enel S.p.A., 6.625% to 15/09/2021, FRN to 9/15/76	GBP	130,000	208,558
Greenko Dutch B.V., 8%, 8/01/19 (n)		$378,000	382,158
NRG Energy, Inc., 8.25%, 9/01/20		1,085,000	1,120,263
NRG Energy, Inc., 6.25%, 7/15/22		115,000	112,125
NRG Energy, Inc., 6.625%, 3/15/23		1,805,000	1,773,413
PG&E Corp., 2.4%, 3/01/19		166,000	166,568
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)		250,000	277,464
Southern Electric Power Co. Ltd., 4.625%, 2/20/37	GBP	100,000	167,114
TerraForm Power Operating LLC, 6.125%, 6/15/25 (n)		$825,000	777,563

			$12,319,236
Total Bonds			$558,821,627

Floating Rate Loans (g)(r) - 1.1%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20		$539,486	$533,513

Cable TV - 0.0%
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/19		$79,267	$78,755

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Conglomerates - 0.0%
Entegris, Inc., Term Loan B, 3.5%, 4/30/21	$113,604	$112,610

Consumer Services - 0.1%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$307,092	$306,421

Containers - 0.1%
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/21	$325,291	$322,490

Electronics - 0.1%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21	$795,155	$794,050

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan, 3.75%, 3/31/20	$458,403	$426,200

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$327,318	$328,137

Gaming & Lodging - 0.0%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/25/20	$109,511	$109,288

Medical & Health Technology & Services - 0.2%
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/21	$944,678	$942,711

Printing & Publishing - 0.0%
CBS Outdoor Americas Capital LLC, Term Loan B, 3%, 1/31/21	$96,113	$95,593

Retailers - 0.0%
Rite Aid Corp., Second Lien Term Loan, 4.87%, 6/21/21	$44,587	$44,573

Transportation - Services - 0.3%
Commercial Barge Line Co., First Lien Term Loan, 7.5%, 9/15/19	$1,322,268	$1,317,310

Utilities - Electric Power - 0.0%
Calpine Construction Finance Co. LP, Term Loan B1, 3%, 5/03/20	$122,203	$119,708
Total Floating Rate Loans		$5,531,359

Common Stocks - 0.2%
Automotive - 0.0%
Accuride Corp. (a)	12,648	$42,877

Special Products & Services - 0.2%
iShares iBoxx $ High Yield Corporate Bond ETF	12,200	$1,052,128
Total Common Stocks		$1,095,005

Money Market Funds - 5.4%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	26,976,716	$26,976,716
Total Investments		$592,424,707

Other Assets, Less Liabilities - (18.1)%		(90,700,174)
Net Assets - 100.0%		$501,724,533

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

Portfolio of Investments (unaudited) – continued

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $176,461,863, representing 35.2% of net assets.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
AES Gener S.A., 5%, 7/14/25	7/09/15	$206,123	$210,287
American Media, Inc., 13.5%, 6/15/18	12/22/10	12,004	12,239
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.798%, 12/28/40	3/01/06	640,424	400,403
Bharti Airtel Ltd., 4.375%, 6/10/25	6/03/15	392,301	393,365
Crown European Holdings S.A., 3.375%, 5/15/25	4/28/15	384,073	365,260
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.388%, 7/15/25	9/26/14	712,253	712,397
Imperial Tobacco Finance PLC, 4.25%, 7/21/25	7/15/15	445,469	449,753
Republic of Indonesia, 2.875%, 7/08/21	7/02/14	237,645	193,922
Smurfit Kappa Acquisitions, 2.75%, 2/01/25	2/11/15	310,613	295,168
Total Restricted Securities			$3,032,794
% of Net assets			0.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar

Portfolio of Investments (unaudited) – continued

SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
ZAR	South African Rand

Derivative Contracts at 8/31/15

Forward Foreign Currency Exchange Contracts at 8/31/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Westpac Banking Corp.	6,766,172	10/09/15	$5,000,844	$4,806,028	$194,816
BUY	BRL	JPMorgan Chase Bank N.A.	2,777,369	9/02/15	761,612	765,822	4,210
SELL	BRL	Deutsche Bank AG	13,590,212	9/02/15-10/02/15	3,987,594	3,726,569	261,025
SELL	BRL	JPMorgan Chase Bank N.A.	7,012,394	9/02/15	1,956,965	1,933,573	23,392
SELL	CAD	Goldman Sachs International	1,780,384	10/09/15	1,358,341	1,353,151	5,190
SELL	CAD	Merrill Lynch International	10,214,617	10/09/15	8,060,994	7,763,445	297,549
BUY	EUR	Barclays Bank PLC	64,000	10/09/15	71,172	71,857	685
BUY	EUR	Goldman Sachs International	5,045,406	10/09/15	5,529,488	5,664,826	135,338
BUY	EUR	Merrill Lynch International	575,000	10/09/15	627,138	645,592	18,454
SELL	GBP	Barclays Bank PLC	3,160,394	10/09/15	4,913,102	4,848,633	64,469
SELL	GBP	Goldman Sachs International	1,738,661	10/09/15	2,712,958	2,667,430	45,528
SELL	GBP	Merrill Lynch International	3,160,394	10/09/15	4,918,471	4,848,633	69,838
SELL	IDR	Barclays Bank PLC	29,789,040,868	10/07/15	2,164,901	2,102,967	61,934
BUY	JPY	Deutsche Bank AG	301,687,000	9/09/15	2,438,052	2,488,575	50,523
BUY	JPY	Goldman Sachs International	17,823,000	10/09/15	143,731	147,101	3,370
BUY	KRW	JPMorgan Chase Bank N.A.	44,218,500	10/13/15	37,321	37,339	18
SELL	NOK	Goldman Sachs International	39,629,594	10/09/15	4,813,506	4,787,189	26,317
SELL	NZD	Goldman Sachs International	3,166,028	10/09/15	2,090,779	2,000,856	89,923
SELL	NZD	JPMorgan Chase Bank N.A.	1,272,000	10/09/15	837,670	803,875	33,795
SELL	NZD	Westpac Banking Corp.	5,905,535	10/09/15	3,900,252	3,732,161	168,091
SELL	THB	JPMorgan Chase Bank N.A.	83,682,000	9/14/15	2,359,898	2,333,210	26,688

							$1,581,153

Liability Derivatives
BUY	AUD	Barclays Bank PLC	137,000	10/09/15	$101,249	$97,311	$(3,938)
BUY	AUD	Goldman Sachs International	2,037,000	10/09/15	1,505,628	1,446,886	(58,742)
BUY	BRL	Deutsche Bank AG	9,267,581	9/02/15	2,640,459	2,555,411	(85,048)
BUY	BRL	JPMorgan Chase Bank N.A.	11,247,419	9/02/15-10/02/15	3,139,558	3,080,831	(58,727)
SELL	BRL	Deutsche Bank AG	2,777,369	9/02/15	761,612	765,822	(4,210)
BUY	CAD	Goldman Sachs International	179,000	10/09/15	137,818	136,046	(1,772)
BUY	CHF	UBS AG	15,082	10/09/15	15,931	15,622	(309)
SELL	DKK	Goldman Sachs International	6,145,566	10/09/15	912,997	924,725	(11,728)
SELL	EUR	Barclays Bank PLC	900,000	10/09/15	1,009,117	1,010,492	(1,375)
SELL	EUR	Goldman Sachs International	1,172,066	10/09/15	1,286,998	1,315,959	(28,961)
SELL	EUR	JPMorgan Chase Bank N.A.	4,497,000	10/09/15	4,907,466	5,049,093	(141,627)
SELL	EUR	Royal Bank of Scotland Group PLC	1,283,000	10/09/15	1,410,297	1,440,513	(30,216)
SELL	EUR	UBS AG	28,229,534	10/09/15	30,891,551	31,695,252	(803,701)
BUY	GBP	Barclays Bank PLC	1,580,000	10/09/15	2,446,280	2,424,014	(22,266)
BUY	GBP	Goldman Sachs International	414,199	10/09/15	643,269	635,459	(7,810)
BUY	GBP	JPMorgan Chase Bank N.A.	3,149,000	10/09/15	4,910,630	4,831,152	(79,478)
BUY	INR	Barclays Bank PLC	79,660,000	10/07/15	1,239,651	1,190,704	(48,947)
BUY	INR	JPMorgan Chase Bank N.A.	80,716,000	10/07/15	1,253,354	1,206,488	(46,866)
SELL	JPY	Credit Suisse Group	799,037,949	10/09/15	6,531,556	6,594,804	(63,248)
SELL	JPY	Deutsche Bank AG	824,037,949	10/09/15	6,733,830	6,801,139	(67,309)
SELL	JPY	Goldman Sachs International	333,311,000	10/09/15	2,685,783	2,750,959	(65,176)
BUY	MXN	Goldman Sachs International	882,458	10/09/15	55,386	52,672	(2,714)
BUY	MYR	JPMorgan Chase Bank N.A.	235,000	10/26/15	61,230	55,730	(5,500)
BUY	NZD	JPMorgan Chase Bank N.A.	3,295,000	10/09/15	2,190,831	2,082,364	(108,467)
SELL	SEK	Goldman Sachs International	5,674,668	10/09/15	664,707	670,864	(6,157)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 8/31/15 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	SGD	Goldman Sachs International	40,141	10/09/15	$29,638	$28,397	$(1,241)
BUY	ZAR	Citibank N.A.	569,852	10/09/15	44,770	42,697	(2,073)

							$(1,757,606)

Futures Contracts at 8/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
German Euro Bobl 5 yr (Long)	EUR	115	$16,780,014	September - 2015	$114,594
German Euro Bund 10 yr (Long)	EUR	82	14,086,775	September - 2015	130,995
German Euro Buxl 30 yr (Long)	EUR	17	2,891,623	September - 2015	8,356
Japanese Government Bond 10 yr (Long)	JPY	18	21,967,914	September - 2015	197,245
U.S. Treasury Bond 30 yr (Short)	USD	4	618,500	December - 2015	1,611
U.S. Treasury Note 10 yr (Short)	USD	644	81,828,250	December - 2015	17,797
U.S. Treasury Note 2 yr (Short)	USD	121	26,434,719	December - 2015	35,498

					$506,096

Liability Derivatives
Interest Rate Futures
U.K. Gilt 10 yr (Long)	GBP	35	$6,293,982	December - 2015	$(17,321)

At August 31, 2015, the fund had cash collateral of $340,000 and other liquid securities with an aggregate value of $2,058,947 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,095,005	$—	$—	$1,095,005
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	20,678,849	—	20,678,849
Non-U.S. Sovereign Debt	—	89,225,568	—	89,225,568
U.S. Corporate Bonds	—	325,804,028	—	325,804,028
Residential Mortgage-Backed Securities	—	7,041,066	—	7,041,066
Commercial Mortgage-Backed Securities	—	18,399,866	—	18,399,866
Asset-Backed Securities (including CDOs)	—	1,961,896	—	1,961,896
Foreign Bonds	—	95,429,758	280,596	95,710,354
Floating Rate Loans	—	5,531,359	—	5,531,359
Mutual Funds	26,976,716	—	—	26,976,716
Total Investments	$28,071,721	$564,072,390	$280,596	$592,424,707

Other Financial Instruments
Futures Contracts	$488,775	$—	$—	$488,775
Forward Foreign Currency Exchange Contracts	—	(176,453)	—	(176,453)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Investments in Securities
Balance as of 11/30/14	$—
Transfers into level 3	280,596
Balance as of 8/31/15	$280,596

At August 31, 2015, the fund held one level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$628,140,319
Gross unrealized appreciation	5,572,771
Gross unrealized depreciation	(41,288,383)
Net unrealized appreciation (depreciation)	$(35,715,612)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,215,597	145,334,622	(123,573,503)	26,976,716

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$14,857	$26,976,716

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2015, are as follows:

United States	49.6%
Germany	8.2%
Japan	7.0%
Canada	5.0%
United Kingdom	4.4%
Italy	2.9%
Mexico	2.1%
Israel	1.8%
Supranational	1.7%
Other Countries	17.3%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CHARTER INCOME TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: October 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: October 15, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 15, 2015

*	Print name and title of each signing officer under his or her signature.